Distribution Date:	12/16/22	BBCMS Mortgage Trust 2020-C8
Determination Date:	12/12/22
Next Distribution Date:	01/18/23
Record Date:	11/30/22	Commercial Mortgage Pass-Through Certificates
Series 2020-C8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Attention: Daniel Vinson		daniel.vinson@barclays.com
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Additional Information	6
			Executive Vice President - Division Head	(913) 253-9001
Bond / Collateral Reconciliation - Cash Flows	7
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		Heather Bennett and Job Warshaw		lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	14-15		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	16-17	Special Servicer	Wells Fargo Bank, National Association
Principal Prepayment Detail	18		Dan Marthinsen	(704) 715-0055	dan.marthinsen@wellsfargo.com
Historical Detail	19		Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Modified Loan Detail	24	Representations Reviewer
Historical Liquidated Loan Detail	25		BBCMS 2020-C8 Transaction Manager		notices@pentalphasurveillance.com
			375 N. French Road, Suite 100 | Amherst, NY 14228 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
		Directing Certificateholder	LNR Securities Holdings, LLC
Interest Shortfall Detail - Collateral Level	27
			-
Supplemental Notes	28

		Trustee	Wilmington Trust, National Association
			Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05552AAY4	0.601000%	15,340,000.00	7,455,025.21	207,366.39	3,733.73	0.00	0.00	211,100.12	7,247,658.82	30.35%	30.00%
A-3	05552ABA5	1.617000%	92,700,000.00	92,700,000.00	0.00	124,913.25	0.00	0.00	124,913.25	92,700,000.00	30.35%	30.00%
A-4	05552ABB3	1.771000%	138,312,000.00	138,312,000.00	0.00	204,125.46	0.00	0.00	204,125.46	138,312,000.00	30.35%	30.00%
A-5	05552ABC1	2.040000%	213,188,000.00	213,188,000.00	0.00	362,419.60	0.00	0.00	362,419.60	213,188,000.00	30.35%	30.00%
A-SB	05552AAZ1	1.867000%	30,631,000.00	30,631,000.00	0.00	47,656.73	0.00	0.00	47,656.73	30,631,000.00	30.35%	30.00%
A-S	05552ABD9	2.398000%	64,772,000.00	64,772,000.00	0.00	129,436.05	0.00	0.00	129,436.05	64,772,000.00	20.99%	20.75%
B	05552ABE7	2.499000%	29,761,000.00	29,761,000.00	0.00	61,977.28	0.00	0.00	61,977.28	29,761,000.00	16.69%	16.50%
C	05552ABF4	3.358000%	30,636,000.00	30,636,000.00	0.00	85,729.74	0.00	0.00	85,729.74	30,636,000.00	12.27%	12.12%
D	05552AAA6	2.250000%	18,381,000.00	18,381,000.00	0.00	34,464.38	0.00	0.00	34,464.38	18,381,000.00	9.61%	9.50%
E	05552AAC2	2.250000%	15,755,000.00	15,755,000.00	0.00	29,540.63	0.00	0.00	29,540.63	15,755,000.00	7.33%	7.25%
F	05552AAE8	2.000000%	8,753,000.00	8,753,000.00	0.00	14,588.33	0.00	0.00	14,588.33	8,753,000.00	6.07%	6.00%
G	05552AAG3	2.000000%	8,754,000.00	8,754,000.00	0.00	14,590.00	0.00	0.00	14,590.00	8,754,000.00	4.81%	4.75%
H	05552AAJ7	2.000000%	7,877,000.00	7,877,000.00	0.00	13,128.33	0.00	0.00	13,128.33	7,877,000.00	3.67%	3.63%
J-RR	05552AAL2	3.680122%	10,504,000.00	10,504,000.00	0.00	32,213.34	0.00	0.00	32,213.34	10,504,000.00	2.15%	2.13%
K-RR*	05552AAN8	3.680122%	14,880,660.00	14,880,660.00	0.00	45,669.55	0.00	0.00	45,669.55	14,880,660.00	0.00%	0.00%
R	05552AAX6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05552AAV0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			700,244,660.00	692,359,685.21	207,366.39	1,204,186.40	0.00	0.00	1,411,552.79	692,152,318.82

X-A	05552ABG2	1.831803%	490,171,000.00	482,286,025.21	0.00	736,210.90	0.00	0.00	736,210.90	482,078,658.82
X-B	05552ABH0	1.023141%	125,169,000.00	125,169,000.00	0.00	106,721.30	0.00	0.00	106,721.30	125,169,000.00
X-D	05552ABJ6	1.430122%	34,136,000.00	34,136,000.00	0.00	40,682.21	0.00	0.00	40,682.21	34,136,000.00
X-FG	05552AAQ1	1.680122%	17,507,000.00	17,507,000.00	0.00	24,511.59	0.00	0.00	24,511.59	17,507,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	05552AAS7	1.680122%	7,877,000.00	7,877,000.00	0.00	11,028.60	0.00	0.00	11,028.60	7,877,000.00
Notional SubTotal			674,860,000.00	666,975,025.21	0.00	919,154.60	0.00	0.00	919,154.60	666,767,658.82

Deal Distribution Total					207,366.39	2,123,341.00	0.00	0.00	2,330,707.39

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05552AAY4	485.98599804	13.51801760	0.24339831	0.00000000	0.00000000	0.00000000	0.00000000	13.76141591	472.46798044
A-3	05552ABA5	1,000.00000000	0.00000000	1.34750000	0.00000000	0.00000000	0.00000000	0.00000000	1.34750000	1,000.00000000
A-4	05552ABB3	1,000.00000000	0.00000000	1.47583333	0.00000000	0.00000000	0.00000000	0.00000000	1.47583333	1,000.00000000
A-5	05552ABC1	1,000.00000000	0.00000000	1.70000000	0.00000000	0.00000000	0.00000000	0.00000000	1.70000000	1,000.00000000
A-SB	05552AAZ1	1,000.00000000	0.00000000	1.55583331	0.00000000	0.00000000	0.00000000	0.00000000	1.55583331	1,000.00000000
A-S	05552ABD9	1,000.00000000	0.00000000	1.99833338	0.00000000	0.00000000	0.00000000	0.00000000	1.99833338	1,000.00000000
B	05552ABE7	1,000.00000000	0.00000000	2.08249992	0.00000000	0.00000000	0.00000000	0.00000000	2.08249992	1,000.00000000
C	05552ABF4	1,000.00000000	0.00000000	2.79833333	0.00000000	0.00000000	0.00000000	0.00000000	2.79833333	1,000.00000000
D	05552AAA6	1,000.00000000	0.00000000	1.87500027	0.00000000	0.00000000	0.00000000	0.00000000	1.87500027	1,000.00000000
E	05552AAC2	1,000.00000000	0.00000000	1.87500032	0.00000000	0.00000000	0.00000000	0.00000000	1.87500032	1,000.00000000
F	05552AAE8	1,000.00000000	0.00000000	1.66666629	0.00000000	0.00000000	0.00000000	0.00000000	1.66666629	1,000.00000000
G	05552AAG3	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
H	05552AAJ7	1,000.00000000	0.00000000	1.66666624	0.00000000	0.00000000	0.00000000	0.00000000	1.66666624	1,000.00000000
J-RR	05552AAL2	1,000.00000000	0.00000000	3.06676885	0.00000000	0.00000000	0.00000000	0.00000000	3.06676885	1,000.00000000
K-RR	05552AAN8	1,000.00000000	0.00000000	3.06905406	(0.00228552)	0.17752640	0.00000000	0.00000000	3.06905406	1,000.00000000
R	05552AAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05552AAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05552ABG2	983.91382846	0.00000000	1.50194708	0.00000000	0.00000000	0.00000000	0.00000000	1.50194708	983.49077938
X-B	05552ABH0	1,000.00000000	0.00000000	0.85261766	0.00000000	0.00000000	0.00000000	0.00000000	0.85261766	1,000.00000000
X-D	05552ABJ6	1,000.00000000	0.00000000	1.19176851	0.00000000	0.00000000	0.00000000	0.00000000	1.19176851	1,000.00000000
X-FG	05552AAQ1	1,000.00000000	0.00000000	1.40010224	0.00000000	0.00000000	0.00000000	0.00000000	1.40010224	1,000.00000000
X-H	05552AAS7	1,000.00000000	0.00000000	1.40010156	0.00000000	0.00000000	0.00000000	0.00000000	1.40010156	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/22 - 11/30/22	30	0.00	3,733.73	0.00	3,733.73	0.00	0.00	0.00	3,733.73	0.00
A-3	11/01/22 - 11/30/22	30	0.00	124,913.25	0.00	124,913.25	0.00	0.00	0.00	124,913.25	0.00
A-4	11/01/22 - 11/30/22	30	0.00	204,125.46	0.00	204,125.46	0.00	0.00	0.00	204,125.46	0.00
A-5	11/01/22 - 11/30/22	30	0.00	362,419.60	0.00	362,419.60	0.00	0.00	0.00	362,419.60	0.00
A-SB	11/01/22 - 11/30/22	30	0.00	47,656.73	0.00	47,656.73	0.00	0.00	0.00	47,656.73	0.00
X-A	11/01/22 - 11/30/22	30	0.00	736,210.90	0.00	736,210.90	0.00	0.00	0.00	736,210.90	0.00
X-B	11/01/22 - 11/30/22	30	0.00	106,721.30	0.00	106,721.30	0.00	0.00	0.00	106,721.30	0.00
X-D	11/01/22 - 11/30/22	30	0.00	40,682.21	0.00	40,682.21	0.00	0.00	0.00	40,682.21	0.00
X-FG	11/01/22 - 11/30/22	30	0.00	24,511.59	0.00	24,511.59	0.00	0.00	0.00	24,511.59	0.00
X-H	11/01/22 - 11/30/22	30	0.00	11,028.60	0.00	11,028.60	0.00	0.00	0.00	11,028.60	0.00
A-S	11/01/22 - 11/30/22	30	0.00	129,436.05	0.00	129,436.05	0.00	0.00	0.00	129,436.05	0.00
B	11/01/22 - 11/30/22	30	0.00	61,977.28	0.00	61,977.28	0.00	0.00	0.00	61,977.28	0.00
C	11/01/22 - 11/30/22	30	0.00	85,729.74	0.00	85,729.74	0.00	0.00	0.00	85,729.74	0.00
D	11/01/22 - 11/30/22	30	0.00	34,464.38	0.00	34,464.38	0.00	0.00	0.00	34,464.38	0.00
E	11/01/22 - 11/30/22	30	0.00	29,540.63	0.00	29,540.63	0.00	0.00	0.00	29,540.63	0.00
F	11/01/22 - 11/30/22	30	0.00	14,588.33	0.00	14,588.33	0.00	0.00	0.00	14,588.33	0.00
G	11/01/22 - 11/30/22	30	0.00	14,590.00	0.00	14,590.00	0.00	0.00	0.00	14,590.00	0.00
H	11/01/22 - 11/30/22	30	0.00	13,128.33	0.00	13,128.33	0.00	0.00	0.00	13,128.33	0.00
J-RR	11/01/22 - 11/30/22	30	0.00	32,213.34	0.00	32,213.34	0.00	0.00	0.00	32,213.34	0.00
K-RR	11/01/22 - 11/30/22	30	2,667.54	45,635.54	0.00	45,635.54	(34.01)	0.00	0.00	45,669.55	2,641.71
Totals			2,667.54	2,123,306.99	0.00	2,123,306.99	(34.01)	0.00	0.00	2,123,341.00	2,641.71

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	2,330,707.39
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,136,109.67	Master Servicing Fee	5,106.79
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,848.92
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	288.48
ARD Interest	0.00	Operating Advisor Fee	1,095.41
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	173.09
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,136,109.67	Total Fees	12,802.69

Principal		Expenses/Reimbursements
Scheduled Principal	207,366.39	Reimbursement for Interest on Advances	(34.01)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	207,366.39	Total Expenses/Reimbursements	(34.01)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,123,341.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	207,366.39
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,330,707.39
Total Funds Collected	2,343,476.06	Total Funds Distributed	2,343,476.07

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	692,359,685.52	692,359,685.52	Beginning Certificate Balance	692,359,685.21
(-) Scheduled Principal Collections	207,366.39	207,366.39	(-) Principal Distributions	207,366.39
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	692,152,319.13	692,152,319.13	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	692,364,757.36	692,364,757.36	Ending Certificate Balance	692,152,318.82
Ending Actual Collateral Balance	692,162,888.16	692,162,888.16

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.31)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.31)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.68%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	2,178,473.38	0.31%	94	3.6435	NAP	Defeased	1	2,178,473.38	0.31%	94	3.6435	NAP
4,999,999 or less	12	38,979,642.57	5.63%	93	3.9263	2.342230	1.59 or less	8	83,717,259.15	12.10%	93	4.5379	1.351647
5,000,000 to 9,999,999	13	90,583,629.56	13.09%	90	3.9688	2.234921	1.60 to 1.69	4	94,782,626.10	13.69%	94	4.1305	1.677385
10,000,000 to 19,999,999	12	176,586,300.24	25.51%	89	3.8287	2.449177	1.70 to 1.79	2	26,500,467.60	3.83%	90	4.3202	1.744340
20,000,000 to 29,999,999	9	209,324,273.38	30.24%	92	3.7835	2.507914	1.80 to 1.89	1	2,611,342.14	0.38%	85	4.1370	1.810000
30,000,000 to 39,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.90 to 1.99	3	18,146,777.87	2.62%	94	4.0475	1.971353
40,000,000 or greater	3	174,500,000.00	25.21%	77	3.2890	2.422321	2.00 to 2.49	14	216,112,632.70	31.22%	91	3.7590	2.238263
Totals	50	692,152,319.13	100.00%	87	3.7022	2.424787	2.50 to 2.99	9	82,621,740.19	11.94%	90	3.5850	2.777291
							3.00 to 3.99	5	122,270,000.00	17.67%	72	2.7607	3.287216
							4.00 or greater	3	43,211,000.00	6.24%	80	3.2009	4.626630
							Totals	50	692,152,319.13	100.00%	87	3.7022	2.424787
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	2,178,473.38	0.31%	94	3.6435	NAP	Texas	16	63,011,418.46	9.10%	92	4.3019	2.029709
Alabama	1	500,714.17	0.07%	87	3.4540	3.770000	Utah	1	21,750,000.00	3.14%	94	3.1700	5.170000
Arizona	1	1,376,214.41	0.20%	87	3.4540	3.770000	Virginia	2	6,205,471.16	0.90%	93	4.0754	1.748331
California	11	110,170,565.50	15.92%	94	3.9872	1.982648	Washington	1	26,000,000.00	3.76%	94	3.6000	2.100000
Connecticut	7	8,199,999.98	1.18%	94	3.5500	2.550000	Wisconsin	5	11,337,137.86	1.64%	91	3.8785	2.637505
Florida	6	69,164,710.30	9.99%	94	3.9088	2.360175	Totals	126	692,152,319.13	100.00%	87	3.7022	2.424787
Georgia	5	15,259,107.99	2.20%	93	3.8425	2.271658
									Property Type³
Illinois	10	14,611,175.32	2.11%	92	3.3500	2.070000
Indiana	3	1,627,681.66	0.24%	90	3.8458	2.724771		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Iowa	1	4,321,978.68	0.62%	94	3.7500	1.950000		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	1	1,325,243.50	0.19%	87	3.4540	3.770000	Defeased	1	2,178,473.38	0.31%	94	3.6435	NAP
Louisiana	1	7,000,000.00	1.01%	94	3.0500	3.840000	Industrial	4	38,081,000.00	5.50%	73	3.2566	3.379702
Maine	2	10,305,462.37	1.49%	93	3.5076	2.556591	Lodging	3	74,871,993.36	10.82%	88	3.6529	2.309283
Michigan	4	2,086,808.78	0.30%	87	3.4540	3.770000	Mixed Use	3	58,000,000.00	8.38%	92	3.2786	3.554052
Minnesota	1	506,710.75	0.07%	87	3.4540	3.770000	Mobile Home Park	2	5,544,646.71	0.80%	93	3.9150	1.784766
Mississippi	2	4,715,000.00	0.68%	92	4.0500	2.180000	Multi-Family	24	65,794,963.71	9.51%	92	4.0035	1.928565
Nebraska	1	5,550,000.00	0.80%	93	4.3500	1.990000	Office	17	253,596,110.77	36.64%	84	3.5541	2.296615
Nevada	4	82,704,799.19	11.95%	88	3.5892	2.390433	Other	1	13,023,657.32	1.88%	94	4.3760	1.360000
New Jersey	2	20,576,000.00	2.97%	65	3.3671	3.666312	Retail	44	73,479,431.83	10.62%	90	3.9177	2.460087
New Mexico	3	6,660,646.71	0.96%	93	3.9376	1.850988	Self Storage	27	107,582,042.00	15.54%	93	4.0490	2.309732
New York	14	129,473,282.30	18.71%	71	3.0755	2.619774	Totals	126	692,152,319.13	100.00%	87	3.7022	2.424787
North Carolina	3	1,786,979.93	0.26%	87	3.4540	3.770000
Ohio	1	1,060,000.00	0.15%	92	4.0500	2.180000
Pennsylvania	15	54,802,736.68	7.92%	92	4.3247	1.898056
South Carolina	1	7,884,000.00	1.14%	94	3.0600	3.010000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,178,473.38	0.31%	94	3.6435	NAP	Defeased	1	2,178,473.38	0.31%	94	3.6435	NAP
	3.24999% or less	6	150,781,000.00	21.78%	72	2.7704	3.505100	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.25000% to 3.74999%	16	227,663,687.20	32.89%	91	3.5768	2.583351	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.75000% to 3.99999%	4	34,266,492.88	4.95%	87	3.9261	1.965783	25 months or greater	49	689,973,845.75	99.69%	87	3.7024	2.426034
	4.00000% to 4.24999%	13	170,474,707.33	24.63%	93	4.1122	1.911766	Totals	50	692,152,319.13	100.00%	87	3.7022	2.424787
	4.25000% to 4.49999%	6	60,415,964.98	8.73%	93	4.4015	1.578245
	4.50000% to 4.74999%	1	4,000,000.00	0.58%	93	4.5400	2.300000
	4.75000% or greater	3	42,371,993.36	6.12%	92	4.7883	1.402882
	Totals	50	692,152,319.13	100.00%	87	3.7022	2.424787
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	2,178,473.38	0.31%	94	3.6435	NAP	Defeased	1	2,178,473.38	0.31%	94	3.6435	NAP
	109 months or less	49	689,973,845.75	99.69%	87	3.7024	2.426034	Interest Only	17	336,009,000.00	48.55%	81	3.3070	2.744299
110 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	355 months or less	32	353,964,845.75	51.14%	93	4.0778	2.123913
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	356 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	692,152,319.13	100.00%	87	3.7022	2.424787	Totals	50	692,152,319.13	100.00%	87	3.7022	2.424787
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	2,178,473.38	0.31%	94	3.6435	NAP				None
Underwriter's Information		5	74,611,175.32	10.78%	92	4.0736	1.835683
	12 months or less	43	605,949,124.36	87.55%	87	3.6444	2.517926
	13 months to 24 months	1	9,413,546.07	1.36%	94	4.4950	1.190000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	692,152,319.13	100.00%	87	3.7022	2.424787
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A-4-B	30318665	OF	New York	NY	Actual/360	2.341%	136,575.83	0.00	0.00	N/A	09/06/27	--	70,000,000.00	70,000,000.00	12/06/22
2A1	30318666	OF	Various	Various	Actual/360	4.195%	209,750.00	0.00	0.00	N/A	10/06/30	--	60,000,000.00	60,000,000.00	12/06/22
2A2-A	30318667				Actual/360	4.195%	34,958.33	0.00	0.00	N/A	10/06/30	--	10,000,000.00	10,000,000.00	12/06/22
3A-14-1	30318669	LO	Las Vegas	NV	Actual/360	3.558%	131,942.50	0.00	0.00	03/05/30	03/05/32	--	44,500,000.00	44,500,000.00	12/05/22
3A-16-1	30318670				Actual/360	3.558%	74,125.00	0.00	0.00	03/05/30	03/05/32	--	25,000,000.00	25,000,000.00	12/05/22
4A2	30318671	SS	Various	Various	Actual/360	4.775%	79,583.33	0.00	0.00	N/A	08/06/30	--	20,000,000.00	20,000,000.00	12/06/22
4A3	30318672				Actual/360	4.775%	67,645.83	0.00	0.00	N/A	08/06/30	--	17,000,000.00	17,000,000.00	12/06/22
5	30318673	RT	Various	Various	Actual/360	4.050%	99,927.00	0.00	0.00	N/A	08/06/30	--	29,608,000.00	29,608,000.00	12/06/22
6A2	30318674	OF	Seattle	WA	Actual/360	3.600%	78,000.00	0.00	0.00	N/A	10/01/30	--	26,000,000.00	26,000,000.00	12/01/22
7	30318675	OF	Bridgeville	PA	Actual/360	4.000%	86,000.00	0.00	0.00	N/A	09/06/30	--	25,800,000.00	25,800,000.00	12/06/22
8	30318676	OF	Long Beach	CA	Actual/360	3.988%	70,456.98	34,422.24	0.00	N/A	10/06/30	--	21,200,695.62	21,166,273.38	12/06/22
9	30318677	MU	Park City	UT	Actual/360	3.170%	57,456.25	0.00	0.00	N/A	10/01/30	--	21,750,000.00	21,750,000.00	12/01/22
10A-2-4	30318678	MU	New York	NY	Actual/360	3.160%	52,666.67	0.00	0.00	N/A	03/06/30	--	20,000,000.00	20,000,000.00	12/06/22
11	30318679	SS	Miami	FL	Actual/360	3.713%	61,883.33	0.00	0.00	N/A	10/06/30	--	20,000,000.00	20,000,000.00	12/06/22
12	30318680	MF	Various	TX	Actual/360	4.400%	69,775.17	29,125.11	0.00	N/A	08/06/30	--	19,029,592.71	19,000,467.60	12/06/22
13A2	30318681	Various Various		Various	Actual/360	3.454%	55,465.48	0.00	0.00	N/A	03/01/30	--	19,270,000.00	19,270,000.00	11/01/22
14	30318682	IN	Warren	NJ	Actual/360	3.200%	44,082.67	0.00	0.00	N/A	10/06/27	--	16,531,000.00	16,531,000.00	12/06/22
15	30318683	MU	San Francisco	CA	Actual/360	3.570%	48,343.75	0.00	0.00	N/A	10/01/30	--	16,250,000.00	16,250,000.00	12/01/22
16	30318684	IN	Various	Various	Actual/360	3.060%	39,525.00	0.00	0.00	N/A	10/01/30	--	15,500,000.00	15,500,000.00	12/01/22
17	30318685	MF	Chicago	IL	Actual/360	3.350%	40,858.17	24,587.79	0.00	N/A	08/06/30	--	14,635,763.11	14,611,175.32	12/06/22
18	30318686	98	Brooklyn	NY	Actual/360	4.376%	47,565.31	19,846.16	0.00	N/A	10/06/30	--	13,043,503.48	13,023,657.32	12/06/22
19	30318687	SS	Miami	FL	Actual/360	3.702%	41,339.00	0.00	0.00	N/A	10/06/30	--	13,400,000.00	13,400,000.00	12/06/22
20	30318688	MF	Houston	TX	Actual/360	4.400%	42,166.67	0.00	0.00	N/A	09/06/30	--	11,500,000.00	11,500,000.00	12/06/22
21	30318689	OF	San Diego	CA	Actual/360	3.650%	31,937.50	0.00	0.00	N/A	10/01/30	--	10,500,000.00	10,500,000.00	12/01/22
22	30318690	OF	Plano	TX	Actual/360	4.050%	33,075.00	0.00	0.00	N/A	10/01/30	--	9,800,000.00	9,800,000.00	12/01/22
23	30318691	OF	Newport Beach	CA	Actual/360	4.495%	35,314.24	14,058.62	0.00	N/A	10/06/30	--	9,427,604.69	9,413,546.07	12/06/22
24	30318692	OF	Henderson	NV	Actual/360	4.000%	27,627.43	13,430.29	0.00	N/A	10/06/30	--	8,288,229.48	8,274,799.19	12/06/22
25	30318693	MF	Hartford	CT	Actual/360	3.550%	24,258.33	0.00	0.00	N/A	10/06/30	--	8,200,000.00	8,200,000.00	12/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	30318694	RT	New York	NY	Actual/360	4.118%	25,737.50	0.00	0.00	N/A	12/06/29	--	7,500,000.00	7,500,000.00	12/06/22
27	30318695	SS	Fort Lauderdale	FL	Actual/360	3.740%	22,128.33	0.00	0.00	N/A	10/06/30	--	7,100,000.00	7,100,000.00	12/06/22
28	30318696	SS	Bossier City	LA	Actual/360	3.050%	17,791.67	0.00	0.00	N/A	10/01/30	--	7,000,000.00	7,000,000.00	12/01/22
29	30318697	SS	Eastanollee	GA	Actual/360	3.600%	17,844.13	10,343.88	0.00	N/A	09/06/30	--	5,948,042.75	5,937,698.87	12/06/22
30	30318698	IN	Glenville	NY	Actual/360	3.915%	19,738.13	0.00	0.00	N/A	10/06/27	--	6,050,000.00	6,050,000.00	12/06/22
31	30318699	MF	Omaha	NE	Actual/360	4.350%	20,118.75	0.00	0.00	N/A	09/06/30	--	5,550,000.00	5,550,000.00	12/06/22
32	30318700	LO	San Angelo	TX	Actual/360	4.880%	21,876.65	7,511.25	0.00	N/A	10/06/30	--	5,379,504.61	5,371,993.36	12/06/22
33	30318701	SS	Atlanta	GA	Actual/360	4.200%	18,875.93	7,531.00	0.00	N/A	10/06/30	--	5,393,123.07	5,385,592.07	12/06/22
34A-2-A	30317690	RT	Milpitas	CA	Actual/360	3.694%	15,391.67	0.00	0.00	N/A	02/06/30	--	5,000,000.00	5,000,000.00	12/06/22
35	30318703	SS	Las Vegas	NV	Actual/360	3.340%	13,721.83	0.00	0.00	N/A	10/01/30	--	4,930,000.00	4,930,000.00	12/01/22
36	30318704	MF	Cedar Falls	IA	Actual/360	3.750%	13,529.03	7,311.17	0.00	N/A	10/06/30	--	4,329,289.85	4,321,978.68	12/06/22
37	30318705	RT	Katy	TX	Actual/360	4.540%	15,133.33	0.00	0.00	N/A	09/06/30	--	4,000,000.00	4,000,000.00	12/06/22
38	30318706	RT	Newport News	VA	Actual/360	4.120%	13,390.00	0.00	0.00	N/A	09/06/30	--	3,900,000.00	3,900,000.00	12/06/22
40	30318708	MH	Mesilla Park	NM	Actual/360	3.715%	11,213.73	5,848.15	0.00	N/A	09/06/30	--	3,622,200.87	3,616,352.72	12/06/22
41	30318709	RT	Williamson	NY	Actual/360	4.187%	12,211.95	5,497.19	0.00	N/A	10/06/30	--	3,499,960.88	3,494,463.69	10/06/22
42	30318710	RT	Riverside	CA	Actual/360	3.675%	10,272.39	5,788.06	0.00	N/A	08/06/30	--	3,354,248.35	3,348,460.29	12/06/22
43	30318711	SS	Highland	CA	Actual/360	3.750%	8,540.31	4,658.48	0.00	N/A	08/06/30	--	2,732,899.30	2,728,240.82	12/06/22
44	30318712	MF	Portland	TX	Actual/360	4.137%	9,017.53	4,329.52	0.00	N/A	01/06/30	--	2,615,671.66	2,611,342.14	12/06/22
45	30318713	SS	Portsmouth	VA	Actual/360	4.000%	7,697.44	3,760.53	0.00	N/A	09/06/30	--	2,309,231.69	2,305,471.16	12/06/22
46	30318714	SS	Beeville	TX	Actual/360	3.644%	6,625.78	3,750.24	0.00	N/A	10/06/30	--	2,182,223.62	2,178,473.38	12/06/22
47	30318715	MH	Roswell	NM	Actual/360	4.290%	6,904.31	2,981.38	0.00	N/A	10/06/30	--	1,931,275.37	1,928,293.99	12/06/22
48	30318716	SS	Douglasville	GA	Actual/360	4.035%	6,044.51	2,585.33	0.00	N/A	10/06/30	--	1,797,624.41	1,795,039.08	12/06/22
Totals							2,136,109.67	207,366.39	0.00				692,359,685.52	692,152,319.13
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A-4-B	105,984,038.20	111,618,332.40	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	6,862,520.52	7,540,344.43	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2-A	6,862,520.52	7,540,344.43	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-14-1	20,183,578.00	281,106,870.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A-16-1	20,183,578.00	281,106,870.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4A2	9,597,130.47	10,516,129.17	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	9,597,130.47	10,516,129.17	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,592,462.85	2,707,220.27	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6A2	7,354,688.38	7,410,836.82	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,603,260.08	2,716,587.21	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,231,283.01	2,358,348.80	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,094,144.95	3,319,374.80	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10A-2-4	49,603,804.00	50,156,003.02	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,231,037.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,935,467.38	2,180,195.95	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13A2	6,570,287.38	6,166,908.18	01/01/22	06/30/22	--	0.00	0.00	55,425.34	55,425.34	0.00	0.00
14	2,181,053.52	2,373,996.18	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,396,727.99	1,412,567.96	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,697,509.19	1,696,414.53	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,635,422.14	1,451,380.73	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,068,203.05	1,098,817.30	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,154,424.42	1,322,901.14	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,137,099.07	873,235.15	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,053,971.06	1,467,950.89	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	954,490.44	979,345.77	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	726,895.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	805,450.35	1,035,327.91	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	787,257.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	336,074.85	645,470.06	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	689,044.62	760,775.16	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	877,231.35	859,265.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	682,679.96	838,344.13	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	732,463.87	655,662.66	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	420,743.74	521,960.78	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	888,427.14	888,557.32	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	432,004.20	337,613.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34A-2-A	3,373,094.44	3,800,551.40	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	594,859.08	711,431.53	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	491,058.76	512,480.25	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	384,103.46	436,516.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	260,022.31	258,011.51	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	337,701.71	350,034.39	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	342,983.40	333,516.84	01/01/22	06/30/22	--	0.00	0.00	17,659.88	35,403.44	0.00	0.00
42	930,212.31	591,209.05	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	435,732.26	479,738.72	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	280,564.11	299,159.90	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	250,294.28	286,312.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	327,636.86	246,835.71	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	171,480.09	188,663.38	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	284,323,848.51	814,674,542.59				0.00	0.00	73,085.22	90,828.78	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/16/22	1	3,494,463.69	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.702211%	3.680021%	87
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,725,000.00	3.702312%	3.680122%	88
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.701322%	3.679160%	89
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.701415%	3.679254%	90
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.701501%	3.679340%	91
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.701586%	3.679425%	92
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.701678%	3.679517%	93
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.701762%	3.679602%	94
04/18/22	0	0.00	1	3,536,298.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.701854%	3.679693%	95
03/17/22	1	3,541,239.78	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.701938%	3.679777%	96
02/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.702044%	3.679884%	97
01/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.702138%	3.679978%	98
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
13A2	30318681	11/01/22	0	B	55,425.34	55,425.34	0.00		19,270,000.00
41	30318709	10/06/22	1	1	17,659.88	35,403.44	0.00		3,505,032.72
Totals					73,085.22	90,828.78	0.00		22,775,032.72
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		92,581,000	92,581,000		0	0
> 60 Months		599,571,319	596,076,855		3,494,464	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-22	692,152,319	688,657,855	3,494,464	0	0	0
Nov-22	692,359,686	692,359,686	0	0	0	0
Oct-22	696,276,643	696,276,643	0	0	0	0
Sep-22	696,472,621	696,472,621	0	0	0	0
Aug-22	696,654,016	696,654,016	0	0	0	0
Jul-22	696,834,783	696,834,783	0	0	0	0
Jun-22	697,028,893	697,028,893	0	0	0	0
May-22	697,208,364	697,208,364	0	0	0	0
Apr-22	697,401,222	693,864,924	0	3,536,298	0	0
Mar-22	697,579,405	694,038,165	3,541,240	0	0	0
Feb-22	697,799,129	697,799,129	0	0	0	0
Jan-22	697,953,392	697,953,392	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(34.01)	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(34.01)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total			(34.01)

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28